Finance Income and Costs	12 Months Ended
Mar. 31, 2020
Disclosure Of Finance Income Expense [Abstract]
Finance Income and Costs
17)	FINANCE INCOME AND COSTS

	For the year ended March 31
Particulars	2018	2019	2020
Recognized in profit or loss
Interest income on term deposits	4,503	4,876	2,845
Change in fair value of financial asset	—	—	30
Other interest income	686	1,583	487
Finance income	5,189	6,459	3,362
Interest expense on financial liabilities measured at amortised cost	422	299	157
Change in financial liability	—	—	1,421
Net foreign exchange loss	2,386	9,783	13,734
Impairment loss on trade and other receivables	604	816	1,563
Interest expense on lease liabilities*	—	—	2,731
Finance and other charges	489	431	1,827
Finance costs	3,901	11,329	21,433
Net finance income (costs) recognized in profit or loss	1,288	(4,870)	(18,071)

Notes: * Upon adoption of IFRS 16 the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 4,15,16 and 19)